                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------------------------
Phone:   (617) 261-9000
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachusetts      May 14, 2013
   -------------------------------    ---------------------   ----------------
           [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 43
                                        --------------------

Form 13F Information Table Value Total: 4,018,843
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number        Name

    1         028-06536                   AEW Capital Management, Inc.
    ------        -----------------       -------------------------------------
    2         028-06808                   Natixis Global Asset Management, L.P.
    ------        -----------------       -------------------------------------

                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    3/31/2013

                                                                                                              VOTING AUTHORITY
                               TITLE              VALUE      SH or    SH/ PUT/   INVESTMENT    OTHER   -----------------------------
       NAME OF ISSUER        OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN Call   DISCRETION   MANAGERS    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities     COM      015271109   78,071    1,099,900 SH       Shared-Defined  01 02     904,800     -      195,100
American Assets Trust        COM      024013104   43,522    1,359,640 SH       Shared-Defined  01 02    1,210,507    -      149,133
American Campus Communities  COM      024835100   37,174     819,900  SH       Shared-Defined  01 02     753,700     -       66,200
Avalon Bay Communities       COM      053484101   180,553   1,425,377 SH       Shared-Defined  01 02    1,199,077    -      226,300
AVIV REIT Inc.               COM      05381L101    5,950     247,300  SH       Shared-Defined  01 02     223,900     -       23,400
Biomed Realty Trust Inc.     COM      09063H107   63,044    2,918,700 SH       Shared-Defined  01 02    2,622,500    -      296,200
Boston Properties Inc.       COM      101121101   209,447   2,072,500 SH       Shared-Defined  01 02    1,703,500    -      369,000
BRE Properties - Cl A        COM      05564E106   67,943    1,395,700 SH       Shared-Defined  01 02    1,165,400    -      230,300
Brookfield Office Properties
 Inc.                        COM      112900105   17,196    1,001,500 SH       Shared-Defined  01 02     880,500     -      121,000
Camden Property Trust        COM      133131102   80,376    1,170,300 SH       Shared-Defined  01 02     996,800     -      173,500
CubeSmart                    COM      229663109   26,591    1,683,000 SH       Shared-Defined  01 02    1,489,800    -      193,200
DDR Corp                     COM      251591103   66,774    3,833,200 SH       Shared-Defined  01 02    3,408,700    -      424,500
Douglas Emmett Inc.          COM      25960P109   13,958     559,900  SH       Shared-Defined  01 02     497,500     -       62,400
Dupont Fabros Technology     COM      26613Q106   61,833    2,547,700 SH       Shared-Defined  01 02    2,177,900    -      369,800
EPR Properties               COM      26884U109   74,353    1,428,500 SH       Shared-Defined  01 02    1,210,700    -      217,800
Equity Lifestyle Properties  COM      29472R108   58,068     756,100  SH       Shared-Defined  01 02     646,300     -      109,800
Equity Residential           COM      29476L107   241,422   4,384,700 SH       Shared-Defined  01 02    3,730,900    -      653,800
Extra Space Storage Inc.     COM      30225T102   71,683    1,825,400 SH       Shared-Defined  01 02    1,626,000    -      199,400
Federal Realty Invs Trust    COM      313747206   143,682   1,329,900 SH       Shared-Defined  01 02    1,076,600    -      253,300
First Potomac Realty Trust   COM      33610F109   28,095    1,894,500 SH       Shared-Defined  01 02    1,681,800    -      212,700
Forest City Enterprises -
 Class A                     COM      345550107   61,932    3,485,200 SH       Shared-Defined  01 02    2,926,100    -      559,100
General Growth Properties    COM      370023103    3,320     167,000  SH       Shared-Defined  01 02     167,000     -            -
HCP Inc.                     COM      40414L109   206,874   4,149,100 SH       Shared-Defined  01 02    3,487,200    -      661,900
Health Care Reit Inc.        COM      42217K106   85,859    1,264,300 SH       Shared-Defined  01 02    1,125,000    -      139,300
Host Hotels & Resorts        COM      44107P104   158,062   9,037,307 SH       Shared-Defined  01 02    7,483,607    -    1,553,700
Kilroy Realty Corp.          COM      49427F108   112,335   2,143,800 SH       Shared-Defined  01 02    1,852,200    -      291,600
Liberty Property Trust       COM      531172104   90,841    2,285,300 SH       Shared-Defined  01 02    1,885,500    -      399,800
Macerich Company             COM      554382101   135,159   2,099,400 SH       Shared-Defined  01 02    1,816,000    -      283,400
National Retail Properties   COM      637417106   36,839    1,018,500 SH       Shared-Defined  01 02     902,500     -      116,000
Omega Healthcare Investors   COM      681936100   16,631     547,800  SH       Shared-Defined  01 02     485,300     -       62,500
Pebblebrook Hotel Trust      COM      70509V100   12,990     503,700  SH       Shared-Defined  01 02     441,700     -       62,000
Piedmont Office Realty Trust COM      720190206   22,591    1,153,200 SH       Shared-Defined  01 02    1,030,000           123,200
ProLogis Inc                 COM      74340W103   213,161   5,331,700 SH       Shared-Defined  01 02    4,478,700           853,000
Public Storage Inc.          COM      74460D109   230,430   1,512,800 SH       Shared-Defined  01 02    1,268,100    -      244,700
Ramco Gershenson Properties  COM      751452202   15,733     936,500  SH       Shared-Defined  01 02     884,400     -       52,100
Regency Centers Corp.        COM      758849103   60,534    1,144,100 SH       Shared-Defined  01 02    1,028,200    -      115,900
Retail Opportunity
 Investments Corp.           COM      76131N101   30,655    2,188,100 SH       Shared-Defined  01 02    1,938,000    -      250,100
Retail Properties of America
 Inc.                        COM      76131V202   18,729    1,265,500 SH       Shared-Defined  01 02    1,121,100    -      144,400
RLJ Lodging Trust            COM      74965L101   41,546    1,825,400 SH       Shared-Defined  01 02    1,617,400           208,000

Simon Property Group         COM      828806109   508,486   3,206,900 SH       Shared-Defined  01 02    2,714,700    -      492,200
Starwood Hotels & Resorts    COM      85590A401   44,541     698,900  SH       Shared-Defined  01 02     622,300     -       76,600
Ventas Inc.                  COM      92276F100   203,921   2,785,802 SH       Shared-Defined  01 02    2,340,702    -      445,100
Vornado Realty Trust         COM      929042109   137,939   1,649,200 SH       Shared-Defined  01 02    1,416,800    -      232,400
Column Totals                                    4,018,843 84,153,226                                  72,239,393    -   11,913,833